Nature of operations	12 Months Ended
Mar. 31, 2016
Nature of operations
Nature of operations

1. Nature of operations:

NIDEC Corporation (the “Company”) and its subsidiaries (collectively “NIDEC”) are primarily engaged in the design, development, manufacture and marketing of i) small precision motors, which include spindle motors for hard disk drives, brushless motors, fan motors, vibration motors, brush motors and motor applications; ii) automotive, appliance, commercial and industrial products, which includes automotive motors and components, home appliance, commercial and industrial motors and related products; iii) machinery, which includes industrial robots, card readers, test systems, pressing machines and power transmission drives; iv)electronic and optical components, which include switches, trimmer potentiometers, lens units and camera shutters; and v) others, which include services. Manufacturing operations are located primarily in Asia (China, Thailand, Vietnam and the Philippines), North America, Japan and Europe, and sales subsidiaries are primarily located in Asia, Japan, North America and Europe.

NIDEC sells its products to the manufacturers of hard disk drives, various electric household appliances, automation equipment, automotive components, home video game consoles, telecommunication equipment and audio-visual equipment.